RESTATEMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating Income (Expense), Net	$ 151	$ (316)	$ (1,294)	$ (25)	$ (1,133)	$ 459	$ (329)
Gain (Loss) on Sale of Assets and Asset Impairment Charges	(18)	166	(121)	(189)	(148)	2	0
Property, Plant and Equipment, Net, Total	61,637		61,637		70,456	41,068
Selling, General and Administrative Expense, Total	7,674	7,556	20,281	19,576	25,714	16,117	7,390
Increase Decrease Revenue From Services							1,000
Increase Decrease Provision For Income Tax						200	200
Sales Revenue, Services, Net, Total	47,429	75,467	174,575	211,647	257,359	180,765	133,792
Increase (Decrease) in Income Taxes Payable			2,825	4,444	1,932	(802)	3,085
Increase Decrease Foreign Exchange Gain							600
Increase Decrease Property And Equipment					515	515
Increase Decrease Retained Earnings					515	515
Increase Decrease In Equity					515
Increase Decrease In Liabilities And Equity					515
Increase Decrease For Principal Borrowings On Notes Payable					13,027
Increase Decrease For Repayments On Notes Payable					13,027
Restatement Adjustment [Member]
Other Operating Income (Expense), Net						525	3,494
Gain (Loss) on Sale of Assets and Asset Impairment Charges							515
Property, Plant and Equipment, Net, Total						515
Selling, General and Administrative Expense, Total							525
Increase Decrease Revenue From Services						2,555
Scenario, Previously Reported [Member]
Sales Revenue, Services, Net, Total							$ 3,175